Equity - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions					1 Months Ended	5 Months Ended	12 Months Ended
	Jun. 18, 2015 JPY (¥) ¥ / shares	Oct. 31, 2014 JPY (¥) shares	Aug. 06, 2014 JPY (¥) shares	Apr. 26, 2014	Sep. 03, 2014 JPY (¥) shares	Mar. 31, 2015 JPY (¥) shares	Mar. 31, 2015 JPY (¥) shares	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Apr. 25, 2014 JPY (¥) shares
Stockholders Equity Note [Line Items]
Dividend restrictions under Corporate Law of Japan							The Companies Act of Japan (“Companies Act”) provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.
Distributable amount available for payments of dividends to shareholders						¥ 3,830,140	¥ 3,830,140
Stock split ratio over 100 shares as a share-trading unit							0.01
Share trading unit | shares						100	100
Stock repurchase, start date		Nov. 01, 2014	Aug. 07, 2014	Apr. 26, 2014
Stock repurchase, end date		Mar. 31, 2015	Sep. 03, 2014	Mar. 31, 2015
Aggregate number of shares repurchased | shares					181,530,121	83,746,000	265,276,245
Aggregate price of shares repurchased					¥ 307,694	¥ 165,342	¥ 473,036
Additional paid in capital decrease related to share retirement							393,092
Retained earnings decreased related to share retirement							97,894
Unrealized holding gains (losses) on available-for-sale securities, net of tax, attributable to noncontrolling interests							6	¥ 1	¥ 3
Foreign currency translation gains (losses), net of tax							¥ 370	193	130
Actuarial gains (losses), net of tax, attributable to noncontrolling interests								¥ (1)	¥ (2)
Nippon Telegraph And Telephone Corporation
Stockholders Equity Note [Line Items]
Aggregate number of shares repurchased | shares							176,991,100
Aggregate price of shares repurchased							¥ 300,000
Maximum
Stockholders Equity Note [Line Items]
Approved maximum number of treasury stock to be repurchased (shares) | shares		138,469,879	206,489,675							320,000,000
Approved maximum budget for share repurchase		¥ 192,306	¥ 350,000							¥ 500,000
Subsequent Event
Stockholders Equity Note [Line Items]
Cash dividends approved by shareholders	¥ 135,852
Cash dividends approved by shareholders, per share | ¥ / shares	¥ 35
Cash dividend, record date	Mar. 31, 2015
Cash dividend, declaration date	Apr. 28, 2015